Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments
	2013	2014	2015
A	24%	29%	31%
B	31%	26%	26%
C	16%	14%	13%
D	13%	18%	18%
Total	84%	87%	88%